MINERAL PROPERTIES, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	$ 87,955
Impairments, net	(16,791)	$ 424
Mineral properties, plant and equipment at end of period	122,197	87,955
Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	766,417	740,999
Additions	62,270	30,090
Disposals	(106,473)	(4,672)
Mineral properties, plant and equipment at end of period	722,214	766,417
Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(678,462)	(652,666)
Amortization	25,508	29,211
Impairments, net		424
Disposals	(103,953)	(3,839)
Mineral properties, plant and equipment at end of period	(600,017)	(678,462)
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	42,543
Mineral properties, plant and equipment at end of period	66,630	42,543
Mineral properties [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	552,878	534,222
Additions	40,261	18,656
Disposals	(81,740)	0
Mineral properties, plant and equipment at end of period	511,399	552,878
Mineral properties [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(510,335)	(489,763)
Amortization	15,614	18,676
Impairments, net		1,896
Disposals	(81,180)	0
Mineral properties, plant and equipment at end of period	(444,769)	(510,335)
Plant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	11,630
Mineral properties, plant and equipment at end of period	9,977	11,630
Plant [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	106,445	104,010
Additions	2,838	2,506
Disposals	(11,098)	(71)
Mineral properties, plant and equipment at end of period	98,185	106,445
Plant [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(94,815)	(92,196)
Amortization	3,393	4,472
Impairments, net		(1,782)
Disposals	(10,000)	(71)
Mineral properties, plant and equipment at end of period	(88,208)	(94,815)
Machinery & equipment and assets under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	27,881
Mineral properties, plant and equipment at end of period	37,695	27,881
Machinery & equipment and assets under finance lease [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	81,003	76,476
Additions	15,435	7,762
Disposals	(9,298)	(3,235)
Mineral properties, plant and equipment at end of period	87,140	81,003
Machinery & equipment and assets under finance lease [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(53,122)	(50,765)
Amortization	4,947	4,471
Impairments, net		310
Disposals	(8,624)	(2,424)
Mineral properties, plant and equipment at end of period	(49,445)	(53,122)
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	3,148
Mineral properties, plant and equipment at end of period	4,251	3,148
Building [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	13,314	12,956
Additions	1,623	358
Disposals	(1,492)	0
Mineral properties, plant and equipment at end of period	13,445	13,314
Building [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(10,166)	(9,860)
Amortization	352	306
Impairments, net		0
Disposals	(1,324)	0
Mineral properties, plant and equipment at end of period	(9,194)	(10,166)
Transport & office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	2,753
Mineral properties, plant and equipment at end of period	3,644	2,753
Transport & office equipment [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	12,777	13,335
Additions	2,113	808
Disposals	(2,845)	(1,366)
Mineral properties, plant and equipment at end of period	12,045	12,777
Transport & office equipment [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(10,024)	(10,082)
Amortization	1,202	1,286
Disposals	(2,825)	(1,344)
Mineral properties, plant and equipment at end of period	$ (8,401)	$ (10,024)